Fair Value Measurements, Available-for-sale Securities (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Schedule of Available-for-sale Securities [Line Items]
Market Value	$ 39.9	$ 36.6
Cost Basis	30.0	31.4
Gross Unrealized Gains	10.4	5.9
Gross Unrealized Losses	0.5	0.7
Trading Securities		4.3
Mutual Fund and Unit Trust Investments [Member]
Schedule of Available-for-sale Securities [Line Items]
Market Value	35.6	32.0
Cost Basis	25.2	26.1
Gross Unrealized Gains	10.4	5.9
Gross Unrealized Losses	0	0
Auction Rate Securities [Member]
Schedule of Available-for-sale Securities [Line Items]
Market Value	4.3	4.6
Cost Basis	4.8	5.3
Gross Unrealized Gains	0	0
Gross Unrealized Losses	$ 0.5	$ 0.7